Advance Subscription Agreements (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions	7 Months Ended		12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£) person £ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 person $ / shares
Class of Stock [Line Items]
Gross proceeds from advance subscriptions	£ 5.6	$ 7.1	£ 0.3	$ 0.3	£ 5.3	$ 6.8
Recognized losses | $				$ (1.8)		$ 0.1
Percentage of share price			75.00%	75.00%
Share price | (per share)			£ 14.54				$ 19.87
Number of participants in advance subscription agreement | person			11				11
Issuance of ordinary shares (shares) | shares			55,744	55,744
Maximum
Class of Stock [Line Items]
Share price | (per share)			£ 26.45				$ 36.16